Note 8 - Income Taxes (Details) - The Components of Deferred Income Taxes (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Accounts receivable	$ 1,758	$ 1,313
Inventory	3,272	2,414
Accrued liabilities	3,683	1,617
Employee benefits	12,166	18,910
Research and development costs	14,093	13,267
Tax credits	34,041	39,541
Net operating losses	26,681	12,783
Other	10,876	5,194
Total deferred tax assets	3,115	95,039
Valuation allowance	(22,349)	(41,446)
Total gross deferred tax assets	84,221	53,593
Deferred tax liabilities:
Plant and equipment	16,467	882
Goodwill and intangibles	178,951	73,962
Partnership basis difference	179	11,585
Undistributed foreign earnings	6,301	6,185
Other	7,627	3,409
Total gross deferred tax liabilities	209,525	96,023
Net deferred tax liability	$ 125,304	$ 42,430